As filed with the Securities and Exchange Commission on August 31, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-21647

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Institutional Liquidity Series
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 to June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (s.s. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

Item 1. Proxy Voting Record.

Neuberger Berman Institutional Cash Fund

No proxies were received from September 29, 2008 to June 30, 2009.

Through September 28, 2008, the fund was a feeder fund that invested all of its assets in Money Market Master Series, a series of Institutional Liquidity Trust (CIK #0001303625; file number 811-21649). No proxies were received from July 1, 2008 to September 28, 2008.

Neuberger Berman Prime Money Fund

No proxies were received from September 29, 2008 to June 30, 2009.

Through September 28, 2008, the fund was a feeder fund that invested all of its assets in Money Market Master Series, a series of Institutional Liquidity Trust (CIK #0001303625; file number 811-21649). No proxies were received from July 1, 2008 to September 28, 2008.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: August 27, 2009